Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	(0.06%)	2.14%
Fair Value	$ 137,878,486	$ 148,676,383
U.S. Treasury notes, 0.750%, 02/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 39,200,000
Fair Value as a % of Trust Capital		22.41%
Fair Value		$ 39,118,844
U.S. Treasury notes, 0.875%, 05/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 38,910,000
Fair Value as a % of Trust Capital		22.16%
Fair Value		$ 38,685,812
U.S. Treasury notes, 0.750%, 08/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 33,760,000
Fair Value as a % of Trust Capital		19.13%
Fair Value		$ 33,384,156
U.S. Treasury notes, 1.000%, 11/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 38,020,000
Fair Value as a % of Trust Capital		21.48%
Fair Value		$ 37,487,571
U.S. Treasury notes, 1.375%, 02/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 46,900,000
Fair Value as a % of Trust Capital	29.35%
Fair Value	$ 46,889,009
U.S. Treasury notes, 1.500%, 05/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 41,010,000
Fair Value as a % of Trust Capital	25.65%
Fair Value	$ 40,998,786
U.S. Treasury notes, 1.500%, 08/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 50,020,000
Fair Value as a % of Trust Capital	31.28%
Fair Value	$ 49,990,691
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	86.28%	85.18%
Fair Value	$ 137,878,486	$ 148,676,383